Federal funds purchased and securities sold under agreements to repurchase - Federal Funds and Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal funds purchased and securities sold under agreements to repurchase
Average Balance Outstanding	$ 34,449	$ 34,026
Maximum Outstanding at any Month End	55,942	45,154
Balance at December 31,	$ 23,829	$ 45,154
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.43%	0.36%
Average Weighted Rate (as a percent)	0.34%	0.26%
Average Balance Outstanding	$ 1	$ 0
Maximum Outstanding at any Month End	0	0
Balance at December 31,	$ 0	$ 0
Bank | Short-term repurchase agreements - Bank
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.27%	0.24%
Average Weighted Rate (as a percent)	0.25%	0.43%
Average Balance Outstanding	$ 34,448	$ 34,026
Maximum Outstanding at any Month End	55,942	45,154
Balance at December 31,	$ 23,829	$ 45,154